Inventory (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
As of March 31, 2019 and December 31, 2018, the Company recorded the following inventory balances:

	March 31, 2019	December 31, 2018
Work in Process	$42,428	$30,689
Finished Goods	9,257	12,824
Total Inventory, net	$51,685	$43,513
The Company had inventory in the following amounts:
	December 31, 2018	December 31, 2017
Work in Process	$30,689	$24,357
Finished Goods	12,824	34,522
Total Inventory	$43,513	$58,879